RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
General Administrative Expenses [Line Items]
General and administrative expenses	$ 65,867	$ 76,787
Series Fifteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	12,839	15,399
Series Sixteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	15,146	17,856
Series Seventeen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	13,178	15,785
Series Eighteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	11,767	14,028
Series Nineteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 12,937	$ 13,719